Nature of Business (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Mar. 24, 2026 USD ($)	Jan. 31, 2026 USD ($)	Aug. 31, 2024 USD ($)
Nature of business:
Number of operating segments | segment	2
Accumulated deficit	$ 245,051,132	$ 233,970,752
Working capital	5,149,732
Net loss	11,080,380	8,266,576
Net cash used in operating activities	$ 10,266,553	$ 8,403,618
At Market Issuance sales
Nature of business:
Aggregate offering price					$ 5,800,000
Subsequent Event | At Market Issuance sales
Nature of business:
Aggregate offering price				$ 3,500,000
Aggregate value of shares remaining from agreement			$ 3,200,000
HyBryte
Nature of business:
Collaborative Arrangement, Revenue Not from Contract with Customer, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenues
Revenue from collaborative arrangement	$ 1,100,000
Term (in years)	4 years